CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares Number	Common Shares Amount	Contributed Surplus	Stock Options	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2016			$ 342,190,645	$ 25,723,900	$ 17,353,725	$ (382,897,065)	$ 443,173
Balance (in shares) at Dec. 31, 2016		89,710,604
Net income						89,510,876
Other comprehensive loss							(331,634)
Stock option compensation (Note 9)					5,108,493
Fair value of options exercised			2,052,575		(2,052,575)
Common shares issued for:
Option exercises (Note 9)			5,973,474
Option exercises (Note 9) (in shares)		2,073,435
Note conversions (Note 10)			27,793,190	(5,098,528)
Note conversions (Note 10) (in shares)		7,611,009
Balance at Dec. 31, 2017			378,009,884	20,625,372	20,409,643	(293,386,189)	111,539
Balance (in shares) at Dec. 31, 2017		99,395,048
Balance at Dec. 31, 2017	$ 125,770,249
Common shares issued for:
Cumulative effect of accounting change (Note 2)						111,539	$ (111,539)
Net loss						(3,065,851)
Stock option compensation (Note 9)					146,255
Balance at Mar. 31, 2018	$ 122,850,653		$ 378,009,884	$ 20,625,372	$ 20,555,898	$ (296,340,501)
Balance (in shares) at Mar. 31, 2018		99,395,048